Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Equity Series, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	trpesi_SupplementTextBlock	T. Rowe Price Equity Index 500 Portfolio

Supplement to Prospectus and Summary Prospectus Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Equity Index 500 Portfolio's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
In connection with the investment objective change, the first paragraph under "Principal Investment Strategies" is revised as follows:
The fund attempts to match the investment return of large-capitalization U.S. stocks by seeking to match the performance of its benchmark index, the Standard & Poor's 500 Stock Index (S&P 500). The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500 and seeking to maintain holdings of each stock in proportion to its weight in the index.

T. Rowe Price Equity Index 500 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpesi_SupplementTextBlock	T. Rowe Price Equity Index 500 Portfolio

Supplement to Prospectus and Summary Prospectus Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Equity Index 500 Portfolio's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
In connection with the investment objective change, the first paragraph under "Principal Investment Strategies" is revised as follows:
The fund attempts to match the investment return of large-capitalization U.S. stocks by seeking to match the performance of its benchmark index, the Standard & Poor's 500 Stock Index (S&P 500). The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500 and seeking to maintain holdings of each stock in proportion to its weight in the index.